Related Parties - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)											12 Months Ended
	Mar. 16, 2018 shares	Mar. 15, 2018 shares	Mar. 09, 2018 shares	Mar. 07, 2018 shares	Mar. 06, 2018 shares	Mar. 05, 2018 shares	Mar. 01, 2018 shares	Feb. 28, 2018 shares	Feb. 27, 2018 shares	Feb. 26, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											449,621	412,964	361,790
Indirect Beneficial Holding											33,581	13,747	23,064
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											34,290	29,790	28,800
Indirect Beneficial Holding											1,000	1,000	1,000
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											2,990	2,990	2,000
Indirect Beneficial Holding											0	0	0
MDC Richter
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											7,300	7,300	7,300
Indirect Beneficial Holding											0	0	0
DL Hodgson
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											1,500	1,500	1,500
Indirect Beneficial Holding											0	0	0
MJ Kirkwood
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											15,000	15,000	15,000
Indirect Beneficial Holding											0	0	0
RJ Ruston
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											0	0	0
Indirect Beneficial Holding											1,000	1,000	1,000
AH Garner
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											7,500	0	0
Indirect Beneficial Holding											0	0	0
Retired Non-Executive Director
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											0	3,000	3,000
Indirect Beneficial Holding											0	0	0
Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											264,733	225,757	209,043
Indirect Beneficial Holding											0	0	0
S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											236,468	213,423	205,939
Indirect Beneficial Holding											0	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											28,265	12,334	3,104
Indirect Beneficial Holding											0	0	0
Company Secretary
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											13,994	7,921	10,471
Indirect Beneficial Holding											16,368	12,747	8,860
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											13,994	7,921	10,471
Indirect Beneficial Holding											16,368	12,747	8,860
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											136,604	149,496	113,476
Indirect Beneficial Holding											16,213	0	13,204
CE Carter
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											50,800	43,229	39,560
Indirect Beneficial Holding											0	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											30,319	33,782	22,532
Indirect Beneficial Holding											16,213	0	0
L Eybers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											4,812	0	0
Indirect Beneficial Holding											0	0	0
DC Noko
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											41,244	28,015	17,086
Indirect Beneficial Holding											0	0	0
CB Sheppard
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											5,344	0	0
Indirect Beneficial Holding											0	0	0
TB Sibisi
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											4,085	0	0
Indirect Beneficial Holding											0	0	0
Retired prescribed officers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding											0	44,470	34,298
Indirect Beneficial Holding											0	0	13,204
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired					11,632
Beneficial holdings sold					5,293
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | KC Ramon | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									6,320	5,177
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | KC Ramon | Stock Purchase Two
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									11,300
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired								4,554	7,656
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | CE Carter
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired				948
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | GJ Ehm
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired					8,000	4,500
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | L Eybers
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired	3,609		8,786
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | DC Noko
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									7,071
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | DC Noko | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			8,165
Beneficial holdings sold			3,716
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | CB Sheppard
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired		4,008					6,900
Beneficial holdings sold		1,824
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | TB Sibisi
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired							4,160	3,063
Beneficial holdings sold								1,394
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share											1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share											5